Schedule II - Notes to Condensed Financial Information of Registrant (Details)			12 Months Ended
	Aug. 23, 2022	Feb. 25, 2022 USD ($)	Dec. 31, 2022 USD ($) Agreement lineOfCredit	Dec. 31, 2021 USD ($)	Sep. 15, 2022	Jul. 28, 2022 USD ($) lineOfCredit	Jul. 28, 2022 GIP (£) lineOfCredit	May 12, 2022 USD ($)	May 09, 2022 USD ($)	Apr. 06, 2022 USD ($)	Apr. 05, 2022 USD ($)	Nov. 30, 2021 USD ($)
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt			$ 1,500,000,000	$ 8,317,000,000
Total long-term debt			7,927,000,000	427,000,000
Debt issuance costs			(59,000,000)	0
Long-term debt			$ 7,868,000,000	427,000,000
Number of bilateral letter of credit | Agreement			1
Increase (Decrease) in Deferred Income Taxes				3,900,000,000
Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt			$ 1,500,000,000	8,317,000,000
Total long-term debt			7,500,000,000	0
Debt issuance costs			(59,000,000)	0
Long-term debt			7,441,000,000	0
Affiliated senior promissory note with AIG | Hybrid junior subordinated notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt												$ 8,300,000,000
Affiliated senior promissory note with AIG | Hybrid junior subordinated notes | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt			0	8,317,000,000
Affiliated senior promissory note with AIG | Hybrid junior subordinated notes | London Interbank Offered Rate (LIBOR) | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Basis points												1.00%
CoreBridge 3-Year DDTL Facility | Line of Credit | Senior unsecured notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity		$ 3,000,000,000.0								$ 2,500,000,000
CoreBridge 3-Year DDTL Facility | Line of Credit | Senior unsecured notes | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument term (in years)		3 years
Interest rate (as a percent)					1.00%
Three Year DDTL Facility | Line of Credit | Senior unsecured notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt			1,500,000,000
Three Year DDTL Facility | Line of Credit | Senior unsecured notes | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt			$ 1,500,000,000	0
Interest rate (as a percent)			5.80%
Senior unsecured notes | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt			$ 6,500,000,000
Senior unsecured notes | Line of Credit | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt			$ 6,500,000,000	0
Senior unsecured notes | Minimum | Line of Credit | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)			3.50%
Senior unsecured notes | Maximum | Line of Credit | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)			4.40%
Senior unsecured notes | Line of Credit | Senior unsecured notes | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt											$ 6,500,000,000
Hybrid junior subordinated notes | AIGLH notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument term (in years)	5 years
Interest rate (as a percent)	6.875%
Long-term debt			$ 1,000,000,000
Hybrid junior subordinated notes | AIGLH notes | Parent Company
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate (as a percent)			6.875%
Total long-term debt			$ 1,000,000,000	0
Consolidated Investment Entities Credit Facilities | Revolving Credit Facility | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Current borrowing capacity			556,000,000
Maximum borrowing capacity			1,400,000,000
Line of credit			$ 177,000,000	57,000,000
Consolidated Investment Entities Credit Facilities | Revolving Credit Facility | Minimum | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument term (in years)			2 years
Consolidated Investment Entities Credit Facilities | Revolving Credit Facility | Maximum | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument term (in years)			9 years
Consolidated Investment Entities Credit Facilities Real Estate Assets | Revolving Credit Facility | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity			$ 420,000,000
Line of credit			$ 326,000,000	$ 403,000,000
Consolidated Investment Entities Credit Facilities Real Estate Assets | Revolving Credit Facility | Minimum | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument term (in years)			3 years
AIG Life Letter Of Credit | Revolving Credit Facility | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Number of letters of credit | lineOfCredit			2
Letter of credit			$ 0
AIG Life Letter Of Credit | Letter of Credit | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Number of letters of credit | lineOfCredit						2	2
Letter of credit | £							£ 80,000,000
AIG Bermuda | Letter of Credit | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt						$ 250,000,000
Letter of credit								$ 175,000,000	$ 250,000,000